Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Derivative [Line Items]
Shedule of changes in fair value of the company's level 3 fair value measurements

The following table sets forth a summary of changes in fair value of the Company's Level 3 fair value measurements for the years ended December 31, 2014, 2015 and 2016:

Beginning balance	$-
Issuances	1,556,475
Fair value change of warrants, included in earnings	(1,274,100)
Balance, December 31, 2014	282,375
Fair value change of warrants, included in earnings	(278,987)
Balance, December 31, 2015	3,388
Fair value change of warrants, included in earnings	(2,428)
Balance, December 31, 2016	$960

Schedule of assets measured at fair value on a non-recurring basis

The Company recorded an impairment loss, which is separately reflected in the consolidated statements of comprehensive income / (loss), as presented in the table below:

Vessel	Significant Other Observable Inputs (Level 2)	Loss
Box Hong Kong	$6,496,470	$2,532,694
Box China	$6,499,710	$2,770,036
Box Emma	$8,875,000	$33,208,877
Box Kingfish	$8,750,000	$32,193,244
Box Marlin	$8,750,000	$31,183,496
Box Queen	$8,000,000	$38,326,942
Maule	$21,250,000	$39,571,678
Box Voyager	$9,250,000	$30,099,912
Box Trader	$9,250,000	$30,111,411
TOTAL	$87,121,180	$239,998,290

Non designated [Member]
Derivative [Line Items]
Schedule of balance sheet loacaton derivative instrument

Derivative Instruments not designated as hedging instruments

		December 31,
		2015	2016
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$42,479	$-
Interest rate swaps	Current assets – Interest rate swaps	(483)	-
Warrant liability	Long-term liabilities – Warrant liability	3,388	960
Total derivatives		$45,384	$960

Schedule of location of gain/(loss) recognized derivative instrument

Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest rate swaps	(Loss) / gain on derivatives	$(82,160)	$17,053	$29,761
Warrant liability	Fair value change of warrants	1,274,100	278,987	2,428
		$1,191,940	$296,040	$32,189

Designated As Hedging Instrument [Member]
Derivative [Line Items]
Schedule of balance sheet loacaton derivative instrument

Derivative Instruments designated as hedging instruments

		December 31,
		2015	2016
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current assets – Interest rate swaps	(37,710)	-
Total derivatives		$(37,710)	$-

Schedule of location of gain/(loss) recognized derivative instrument

Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest rate swaps	Interest and finance costs	$(374,843)	$(105,058)	$(10,566)